UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam VT Money Market Fund

The fund's portfolio
9/30/15 (Unaudited)

REPURCHASE AGREEMENTS (26.5%)(a)
				Principal amount	Value

Interest in $285,000,000 joint tri-party repurchase agreement dated 9/30/15 with Citigroup Global Markets, Inc. due 10/1/15 - maturity value of $18,236,056 for an effective yield of 0.110% (collateralized by various U.S. Treasury notes and various mortgage backed securities with coupon rates ranging from 0.250% to 5.000% and due dates ranging from 10/31/15 to 9/20/45, valued at $290,700,020)				$18,236,000	$18,236,000

Interest in $329,327,000 joint tri-party repurchase agreement dated 9/30/15 with Merrill Lynch, Pierce, Fenner and Smith Inc. due 10/1/15 - maturity value of $18,236,056 for an effective yield of 0.110% (collateralized by various mortgage backed securities with a coupon rate of 4.000% and due dates ranging from 9/1/42 to 9/1/44, valued at $335,913,540)				18,236,000	18,236,000

Total repurchase agreements (cost $36,472,000)					$36,472,000

COMMERCIAL PAPER (19.9%)(a)
	Yield (%)	Maturity date		Principal amount	Value

ABN AMRO Funding USA, LLC	0.190	10/29/15		$650,000	$649,906

Australia & New Zealand Banking Group, Ltd. 144A (Australia)	0.280	10/29/15		1,325,000	1,324,711

BMW US Capital, LLC	0.150	10/5/15		700,000	699,988

Coca-Cola Co. (The)	0.260	11/23/15		1,100,000	1,099,579

Commonwealth Bank of Australia 144A (Australia)	0.331	11/9/15		1,400,000	1,400,000

Commonwealth Bank of Australia 144A (Australia)	0.306	3/24/16		775,000	775,000

DnB Bank ASA 144A (Norway)	0.310	1/20/16		1,400,000	1,398,662

DnB Bank ASA 144A (Norway)	0.250	11/5/15		675,000	674,836

Export Development Canada (Canada)	0.310	1/21/16		1,250,000	1,248,794

HSBC Bank PLC 144A (United Kingdom)	0.289	10/2/15		900,000	900,000

HSBC Bank PLC 144A (United Kingdom)	0.285	10/23/15		500,000	499,990

Lloyds Bank PLC (United Kingdom)	0.160	10/14/15		700,000	699,960

National Australia Bank, Ltd. 144A Ser. CPIB (Australia)	0.354	3/4/16		500,000	500,000

National Australia Bank, Ltd. 144A Ser. CPIB (Australia)	0.343	1/11/16		1,525,000	1,525,000

National Bank of Canada (Canada)	0.280	11/23/15		1,000,000	999,588

Nationwide Building Society 144A (United Kingdom)	0.370	11/16/15		1,375,000	1,374,350

Nestle Finance International, Ltd. (Switzerland)	0.140	10/20/15		2,000,000	1,999,852

Prudential PLC (United Kingdom)	0.260	11/9/15		1,000,000	999,718

Simon Property Group LP	0.220	11/9/15		1,075,000	1,074,744

Simon Property Group LP	0.160	10/2/15		300,000	299,999

Skandinaviska Enskilda Banken AB (Sweden)	0.290	12/21/15		675,000	674,560

Skandinaviska Enskilda Banken AB 144A Ser. GLOB (Sweden)	0.220	10/15/15		700,000	699,940

Standard Chartered Bank/New York 144A	0.300	11/17/15		1,000,000	999,608

Swedbank AB (Sweden)	0.320	12/7/15		1,400,000	1,399,166

Toyota Motor Credit Corp.	0.273	1/19/16		2,150,000	2,150,000

Wal-Mart Stores, Inc.	0.200	10/29/15		1,400,000	1,399,782

Total commercial paper (cost $27,467,733)					$27,467,733

CERTIFICATES OF DEPOSIT (16.1%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Bank of America, NA	0.260	11/9/15		$2,000,000	$2,000,000

Bank of Montreal/Chicago, IL (Canada)	0.310	11/6/15		1,150,000	1,150,000

Canadian Imperial Bank of Commerce/New York, NY FRN	0.357	6/17/16		1,625,000	1,625,000

Canadian Imperial Bank of Commerce/New York, NY FRN	0.291	11/12/15		550,000	550,000

Citibank, NA	0.310	12/8/15		900,000	900,000

Citibank, NA	0.290	11/23/15		1,225,000	1,225,000

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY (Netherlands)	0.230	10/27/15		1,400,000	1,400,071

Credit Agricole Corporate and Investment Bank/New York (France)	0.180	10/5/15		700,000	700,000

HSBC Bank USA, NA FRN	0.324	12/7/15		750,000	750,000

JPMorgan Chase Bank, NA FRN	0.382	12/8/15		1,525,000	1,525,149

Mizuho Bank, Ltd./NY	0.320	11/17/15		500,000	500,000

Nordea Bank Finland PLC/New York FRN	0.421	11/9/15		2,100,000	2,100,266

Royal Bank of Canada/New York, NY FRN (Canada)	0.293	11/10/15		1,575,000	1,575,039

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.334	1/28/16		400,000	400,000

Svenska Handelsbanken/New York, NY (Sweden)	0.290	12/18/15		1,100,000	1,100,048

Toronto-Dominion Bank/NY FRN (Canada)	0.303	11/18/15		2,325,000	2,325,000

U.S. Bank, NA/Cincinnati, OH FRN	0.297	10/30/15		2,325,000	2,325,000

Total certificates of deposit (cost $22,150,573)					$22,150,573

ASSET-BACKED COMMERCIAL PAPER (15.8%)(a)
	Yield (%)	Maturity date		Principal amount	Value

CHARTA, LLC	0.310	12/14/15		$1,400,000	$1,399,108

CIESCO, LLC	0.320	12/2/15		1,400,000	1,399,228

Collateralized Commercial Paper Co., LLC	0.250	10/26/15		600,000	599,896

CRC Funding, LLC	0.290	12/7/15		1,400,000	1,399,244

Fairway Finance, LLC 144A (Canada)	0.259	10/7/15		925,000	925,010

Jupiter Securitization Co., LLC	0.240	11/2/15		500,000	499,893

Jupiter Securitization Co., LLC	0.150	11/4/15		1,600,000	1,599,773

Liberty Street Funding, LLC (Canada)	0.250	10/16/15		850,000	849,911

Manhattan Asset Funding Co., LLC (Japan)	0.250	11/3/15		1,700,000	1,699,610

MetLife Short Term Funding, LLC	0.210	10/19/15		1,325,000	1,324,861

MetLife Short Term Funding, LLC 144A	0.210	11/2/15		750,000	749,860

Old Line Funding, LLC 144A	0.276	1/25/16		2,100,000	2,100,000

Regency Markets No. 1, LLC 144A	0.180	10/26/15		2,100,000	2,099,738

Thunder Bay Funding, LLC 144A	0.289	1/15/16		2,125,000	2,125,000

Victory Receivables Corp. (Japan)	0.220	10/21/15		2,100,000	2,099,743

Working Capital Management Co. (Japan)	0.200	10/19/15		900,000	899,910

Total asset-backed commercial paper (cost $21,770,785)					$21,770,785

MUNICIPAL BONDS AND NOTES (7.9%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

Illinois (1.5%)

University of Chicago Commercial Paper, Ser. A	0.120	10/15/15	P-1	$2,100,000	$2,099,902

					2,099,902
Maryland (1.5%)

Johns Hopkins University Commercial Paper, Ser. C	0.220	11/19/15	P-1	1,000,000	1,000,000

Johns Hopkins University Commercial Paper, Ser. C	0.200	11/17/15	P-1	1,050,000	1,050,000

					2,050,000
North Carolina (1.0%)

Duke University Commercial Paper, Ser. B-98	0.220	11/23/15	P-1	1,350,000	1,349,563

					1,349,563
Pennsylvania (1.4%)

Lehigh University Commercial Paper, Ser. A	0.200	11/23/15	P-1	1,000,000	999,706

Lehigh University Commercial Paper, Ser. A	0.170	10/8/15	P-1	900,000	899,970

					1,899,676
Texas (2.5%)

Texas A&M University Commercial Paper, Ser. B	0.250	11/17/15	P-1	1,250,000	1,250,000

Texas A&M University Commercial Paper, Ser. B	0.220	10/6/15	P-1	875,000	875,000

University of Texas System (The) Commercial Paper, Ser. B	0.300	12/16/15	P-1	1,325,000	1,325,000

					3,450,000

Total municipal bonds and notes (cost $10,849,141)					$10,849,141

CORPORATE BONDS AND NOTES (7.6%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Australia & New Zealand Banking Group, Ltd./New York, NY sr. unsec. notes	0.900	2/12/16		$800,000	$801,159

Bank of New York Mellon Corp. (The) sr. unsec. FRN	0.524	10/23/15		1,000,000	1,000,151

Bank of New York Mellon Corp. (The) sr. unsec. FRN Ser. MTN	0.563	3/4/16		640,000	640,447

Bank of Nova Scotia (The) sr. unsec. unsub. FRN (Canada)	0.737	3/15/16		850,000	851,305

Royal Bank of Canada sr. unsec. unsub. notes Ser. MTN (Canada)	0.800	10/30/15		500,000	500,143

Svenska Handelsbanken AB sr. unsec. FRN (Sweden)	0.795	3/21/16		1,000,000	1,001,613

Wells Fargo Bank, NA sr. unsec. FRN Ser. BKNT	0.479	6/2/16		575,000	575,275

Wells Fargo Bank, NA sr. unsec. FRN Ser. MTN(M)	0.457	7/15/19		1,500,000	1,500,000

Westpac Banking Corp. sr. unsec. unsub. notes (Australia)	0.950	1/12/16		1,525,000	1,526,877

General Electric Capital Corp. company guaranty sr. unsec. FRN Ser. MTN	0.884	1/8/16		1,000,000	1,001,721

General Electric Capital Corp. company guaranty sr. unsec. FRN, MTNA, Ser. A	0.474	10/6/15		625,000	625,022

General Electric Capital Corp. company guaranty sr. unsec. FRN, MTN, Ser. A	0.512	5/11/16		435,000	435,442

Total corporate bonds and notes (cost $10,459,155)					$10,459,155

U.S. TREASURY OBLIGATIONS (5.9%)(a)
	Yield (%)	Maturity date		Principal amount	Value

U.S. Treasury FRN(M)	0.099	1/31/17		$1,500,000	$1,499,959
U.S. Treasury FRN	0.085	7/31/16		1,550,000	1,550,034
U.S. Treasury FRN	0.084	4/30/16		1,590,000	1,590,031
U.S. Treasury FRN(M)	0.068	10/31/16		1,575,000	1,575,009
U.S. Treasury FRN	0.060	1/31/16		1,850,000	1,849,911

Total U.S. treasury obligations (cost $8,064,944)					$8,064,944

MUTUAL FUNDS (2.1%)(a)
	Yield (%)			Shares	Value

Putnam Money Market Liquidity Fund(AFF)	0.110			2,875,967	$2,875,967

Total mutual funds (cost $2,875,967)					$2,875,967

TOTAL INVESTMENTS

Total investments (cost $140,110,298)(b)					$140,110,298

Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $137,827,555.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$6,425,872	$—	$3,549,905	$3,349	$2,875,967
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(M)	This security's effective maturity date is less than one year.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	72.8%
	Canada	7.5
	Australia	5.0
	Japan	3.6
	Sweden	3.5
	United Kingdom	3.2
	Norway	1.5
	Switzerland	1.4
	Netherlands	1.0
	France	0.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$21,770,785	$—
Certificates of deposit	—	22,150,573	—
Commercial paper	—	27,467,733	—
Corporate bonds and notes	—	10,459,155	—
Municipal bonds and notes	—	10,849,141	—
Mutual funds	2,875,967	—
Repurchase agreements	—	36,472,000	—
U.S. treasury obligations	—	8,064,944	—

Totals by level	$2,875,967	$137,234,331	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citigroup Global Markets, Inc.	Merrill Lynch, Pierce, Fenner and Smith Inc.	Total

	Assets:
	Repurchase agreements	$18,236,000	$18,236,000	$36,472,000

	Total Assets	$18,236,000	$18,236,000	$36,472,000

	Total Financial and Derivative Net Assets	$18,236,000	$18,236,000	$36,472,000
	Total collateral received (pledged)##†	$18,236,000	$18,236,000
	Net amount	$—	$—

†	Additional collateral may be required from certain brokers based on individual agreements.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015